SCHEDULE OF NET LOSS BEFORE PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total Company	$ (2,353,969)	$ (22,904,047)	$ (4,612,913)	$ (23,568,649)	$ (149,005,049)	$ (658,663)
Trucking [Member]
Segment Reporting Information [Line Items]
Total Company	(1,093,679)	(927,643)	(2,168,401)	(1,609,940)	(4,152,256)	(658,663)
Digester [Member]
Segment Reporting Information [Line Items]
Total Company	(13,271)	(15,769,579)	55,797	(15,751,884)	(20,303,071)
Corporate Segment and Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Total Company	$ (1,247,019)	$ (6,206,825)	$ (2,500,309)	$ (6,206,825)	$ (124,549,722)